[LOGO] STANDISH FUNDS(R)

                              Standish International
Financial Report              Equity Fund
--------------------------------------------------------------------------------
Six Months Ended
March 31, 2000
(Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $37,686,571)                                                      $42,306,704
  Foreign currency, at value (cost $655,485)                              655,025
  Receivable for investments sold                                         898,291
  Interest and dividends receivable                                       115,549
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                                110
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                             5,903
  Tax reclaim receivable                                                   47,862
  Prepaid expenses                                                          4,233
                                                                      -----------
    Total assets                                                       44,033,677

LIABILITIES
  Payable for investments purchased                      $ 1,286,898
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                                5,113
  Due to custodian                                           201,717
  Accrued accounting, custody and transfer agent fees         29,358
  Accrued trustees' fees and expenses (Note 2)                 2,022
  Accrued expenses and other liabilities                      19,057
                                                         -----------
    Total liabilities                                                   1,544,165
                                                                      -----------
NET ASSETS                                                            $42,489,512
                                                                      ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                     $36,180,195
  Accumulated net realized gain                                         1,641,047
  Undistributed net investment income                                      40,488
  Net unrealized appreciation                                           4,627,782
                                                                      -----------
TOTAL NET ASSETS                                                      $42,489,512
                                                                      ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                               1,722,398
                                                                      ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                     $     24.67
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income (net of foreign withholding taxes of
    $31,520)                                                        $  265,122
  Interest income                                                       51,105
                                                                    ----------
    Total investment income                                            316,227

EXPENSES
  Investment advisory fee (Note 2)                       $ 166,007
  Accounting, custody and transfer agent fees               90,838
  Legal and audit services                                  18,631
  Registration fees                                          3,509
  Insurance expense                                          2,926
  Trustees' fees and expenses (Note 2)                       2,732
  Miscellaneous                                              4,540
                                                         ---------
    Total expenses                                         289,183

Deduct:
  Waiver of investment advisory fee (Note 2)               (81,561)
                                                         ---------
      Net expenses                                                     207,622
                                                                    ----------
        Net investment income                                          108,605
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     1,631,634
    Financial futures contracts                            398,445
    Foreign currency transactions and forward foreign
     currency exchange contracts                           (27,112)
                                                         ---------
      Net realized gain                                              2,002,967

  Change in unrealized appreciation (depreciation)
    Investment securities                                2,539,194
    Financial futures contracts                             46,027
    Foreign currency and forward foreign currency
     exchange contracts                                     22,044
                                                         ---------
      Net change in unrealized appreciation
       (depreciation)                                                2,607,265
                                                                    ----------
    Net realized and unrealized gain                                 4,610,232
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $4,718,837
                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2000       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 1999
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   108,605        $   475,507
  Net realized gain                                          2,002,967          2,575,469
  Change in unrealized appreciation (depreciation)           2,607,265          4,604,532
                                                           -----------        -----------
  Net increase in net assets from investment operations      4,718,837          7,655,508
                                                           -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                  (468,269)          (563,638)
  From net realized gains on investments                    (2,551,830)          (567,620)
                                                           -----------        -----------
  Total distributions to shareholders                       (3,020,099)        (1,131,258)
                                                           -----------        -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           2,676,946          3,622,377
  Value of shares issued to shareholders in payment of
    distributions declared                                   2,731,779            827,848
  Cost of shares redeemed                                   (3,636,385)        (8,772,044)
                                                           -----------        -----------
  Net increase (decrease) in net assets from Fund share
    transactions                                             1,772,340         (4,321,819)
                                                           -----------        -----------

TOTAL INCREASE IN NET ASSETS                                 3,471,078          2,202,431

NET ASSETS
  At beginning of period                                    39,018,434         36,816,003
                                                           -----------        -----------
  At end of period (including undistributed net
    investment income of $40,488 and $400,152,
    respectively)                                          $42,489,512        $39,018,434
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS          YEAR ENDED         NINE MONTHS
                                              ENDED           SEPTEMBER 30,           ENDED          YEAR ENDED DECEMBER 31,
                                          MARCH 31, 2000  ----------------------  SEPTEMBER 30,  --------------------------------
                                          (UNAUDITED)(1)   1999(1)       1998         1997         1996       1995        1994
                                          --------------  ----------  ----------  -------------  ---------  ---------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 23.77       $ 20.17     $ 23.57       $ 23.25      $ 23.54    $ 23.12    $  26.74
                                             -------       -------     -------       -------      -------    -------    --------

FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.06          0.27        0.32          0.39         0.47       0.04        0.21
  Net realized and unrealized gain
    (loss) on investments                       2.67          3.98       (1.17)         1.44         1.28       0.45       (2.08)
                                             -------       -------     -------       -------      -------    -------    --------
Total from investment operations                2.73          4.25       (0.85)         1.83         1.75       0.49       (1.87)
                                             -------       -------     -------       -------      -------    -------    --------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.28)        (0.33)      (0.31)        (0.30)       (0.51)        --       (0.12)
  From net realized gain on investments        (1.55)        (0.32)      (2.24)        (1.21)       (1.53)     (0.07)      (1.63)
                                             -------       -------     -------       -------      -------    -------    --------
Total distributions to shareholders            (1.83)        (0.65)      (2.55)        (1.51)       (2.04)     (0.07)      (1.75)
                                             -------       -------     -------       -------      -------    -------    --------
NET ASSET VALUE, END OF PERIOD               $ 24.67       $ 23.77     $ 20.17       $ 23.57      $ 23.25    $ 23.54    $  23.12
                                             =======       =======     =======       =======      =======    =======    ========

TOTAL RETURN+++                                11.96%++      21.26%      (2.92)%        7.65%++      7.44%      2.14%      (6.99)%

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    1.00%+        1.00%       1.00%         0.84%+       0.50%      1.22%       1.23%
  Net Investment Income (to average
    daily net assets)*                          0.52%+        1.20%       1.30%         1.78%+       1.80%      1.76%       1.52%
  Portfolio Turnover                              61%          195%        206%          155%         163%       108%         51%
  Net Assets, End of Period
    (000's omitted)                          $42,490       $39,018     $36,816       $49,497      $47,739    $59,473    $104,435

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of the Fund's operating expenses. If this voluntary action had not been taken, the net investment income per share and the ratios would have been:

Net investment income per share              $  0.02       $  0.18     $  0.22       $  0.29      $  0.27         --          --

Ratios (to average daily net assets):
  Expenses                                      1.39%+        1.41%       1.42%         1.42%+       1.29%        --          --
  Net investment income                         0.13%+        0.79%       0.88%         1.20%+       1.01%        --          --

+    Computed on an annualized basis.
++   Not annualized
+++  Total return would have been lower in absence of expense waivers.
(1)  Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
EQUITIES -- 99.4%

AUSTRALIA -- 3.7%
Broken Hill Proprietary                                   16,200  $    175,737
Cable & Wireless Optus Ltd.*                              57,500       230,736
David Jones Ltd.                                         167,000       128,951
John Fairfax Holdings                                     51,200       185,221
National Australia Bank Ltd.                              22,200       285,879
North Ltd.                                               143,200       249,878
Qantas Airways Ltd.                                       72,000       150,589
Westpac Banking Corp. Ordinary Shares                     26,900       168,671
                                                                  ------------
                                                                     1,575,662
                                                                  ------------
BELGIUM -- 1.6%
Arbed                                                      1,600       145,327
Fortis B                                                  11,400       292,108
Solvay Et Cie A NPV                                        3,200       229,464
                                                                  ------------
                                                                       666,899
                                                                  ------------
DENMARK -- 1.8%
Novo Nordisk A/S-B                                         2,200       296,641
Tele Danmark Ordinary Shares                               5,400       485,412
                                                                  ------------
                                                                       782,053
                                                                  ------------
FINLAND -- 3.3%
Amer-Yhthymae Oy-Class A                                  12,500       334,635
Enso Oy-A Shares*                                         21,500       235,368
Kone Corp. Class B *                                       2,200       127,257
Nokia AB                                                   3,320       701,510
                                                                  ------------
                                                                     1,398,770
                                                                  ------------
FRANCE -- 7.8%
AGF Assurances Generale France                             3,900       201,541
AXA Company Frf60                                          1,700       240,717
Banque National De Paris                                   3,350       264,242
France Telecom SA                                          1,300       223,727
Groupe Danone                                                460       101,595
Michelin B French Regular Shares                           4,170       133,722
Pernod-Ricard SA                                           2,500       120,110
Peugeot SA FF35                                            2,100       453,765
Remy Cointreau*                                            7,300       146,431
Rhodia SA                                                 12,900       230,640
Societe Generale France Ordinary Shares                    1,700       338,727
Suez Lyonnaise Des Eaux-Dumex                              1,300       223,230
Total SA Series B                                          4,215       630,689
                                                                  ------------
                                                                     3,309,136
                                                                  ------------
GERMANY -- 7.3%
BASF AG                                                    6,800       322,473
Bankgesellschaft Berlin AG*                               15,400       251,043

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
GERMANY (CONTINUED)
Bayerische Motoren Werke AG                               13,200  $    415,846
Bewag Aktiengesellschaft                                  30,100       296,420
Buderus AG                                                 7,200       121,157
DBV - Winterhur Holding                                    7,200       263,654
Deutsche Telekom AG                                        4,300       346,166
Dresdner Bank AG                                           4,600       186,918
GEHE AG                                                    6,300       210,218
M.A.N. AG Dm50*                                            4,500       164,354
Schering AG                                                2,100       283,101
Siemans AG Registered Shares                               1,750       251,813
                                                                  ------------
                                                                     3,113,163
                                                                  ------------
HONG KONG -- 2.2%
Cheung Kong                                               28,000       418,914
Guoco Group Ltd. Ordinary Shares                          51,000       113,635
Legend Holdings Ltd.*                                    148,000       230,929
Regal Hotel International*                                   800            53
Sun Hung Kai Properties                                   18,000       156,033
Sunevision Holdings Ltd.*                                  1,085         1,811
                                                                  ------------
                                                                       921,375
                                                                  ------------
IRELAND -- 2.7%
Bank Of Ireland                                           41,000       290,081
Eircom PLC Ordinary Shares                                74,100       327,313
Independent Newspapers                                    16,000       156,800
Jefferson Smurfit Group PLC                               46,100       107,987
Kerry Group PLC - A                                       19,200       249,657
                                                                  ------------
                                                                     1,131,838
                                                                  ------------
ITALY -- 2.1%
Banca Nazionale Lavoro Ordinary Shares*                   57,500       195,549
Credito Italiano Ordinary Shares                          25,000       100,008
ENI Spa                                                   64,900       325,209
Tecnost Spa*                                              69,500       264,267
                                                                  ------------
                                                                       885,033
                                                                  ------------
JAPAN -- 24.8%
Aisin Seiki Co. Ltd.                                      14,000       186,812
Daiichi Kangyo Bank Ltd.                                  17,000       158,294
Daiichi Pharmaceutical                                    15,000       232,298
Daimaru, Inc.                                             51,000       172,368
Dainippon Ink & Chemical, Inc.                            36,000       284,718
Daito Trust Construction Ordinary Shares                  29,000       496,279
Daiwa House Industry                                      22,000       150,638
Daiwa Securities Group, Inc.                               7,000       131,587
Fuji Television Network, Inc.                                110       190,708
Hitachi Chemical                                          10,000       256,648
House Foods Corp.                                         16,000       236,875
Industrial Bank of Japan                                  44,000       401,987

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
JAPAN (CONTINUED)
Kyocera Corp.                                              4,200  $    701,977
Mitsubishi Electric                                       38,000       358,274
Mitsubishi Motor Corp.                                    33,000       299,240
Murata Manufacturing Co. Ltd.                              1,000       243,012
Nikko Securities Co. Ltd.                                 21,000       317,853
Nippon Shinpan Co. Ordinary Shares                       125,000       312,896
Nippon Telegraph and Telephone Corp.                         170       269,894
Ntt Mobile Communcations                                     270     1,107,139
Onward Kashiyama Co. Ltd.                                 10,000       120,775
Ricoh Corp. Ltd.                                          24,000       514,269
Sanyo Electric Co. Ltd.                                   93,000       554,359
Sharp Corp.                                               25,000       534,479
Shikoku Electric Power                                    13,000       159,920
Skylark Co.                                                8,000       217,396
Sumitomo Bank                                             13,000       193,727
Sumitomo Realty & Development Co. Ltd.                    74,000       250,102
Taisho Pharmaceutical Co. Ltd.                             4,000       137,918
Toyo Seikan Kaisha                                        20,000       341,677
Toyo Suisan Kaisha Ltd.                                   41,000       323,064
Toyota Motor Co.                                           3,000       156,911
Yokogawa Electric                                         56,000       520,347
                                                                  ------------
                                                                    10,534,441
                                                                  ------------
NETHERLANDS -- 5.1%
ABN Amro Holdings                                          7,700       171,460
ASM Lithography Holding NV                                 1,700       189,681
ING Groep                                                  5,376       290,924
Koninklijke Boskalis Westminster NV                       16,900       345,783
Koninklijke Philips Electonics Ordinary Shares             4,472       750,809
Royal Dutch Petroleum Co.                                  3,415       199,203
ST Microelectronics NV                                     1,300       238,643
                                                                  ------------
                                                                     2,186,503
                                                                  ------------
NEW ZEALAND -- 1.3%
Fisher & Paykel Industries Ltd.                           32,700        98,304
Fletcher Challenge Energy                                136,500       304,543
Fletcher Challenge Ltd.                                  140,000       151,654
                                                                  ------------
                                                                       554,501
                                                                  ------------
NORWAY -- 1.0%
Den Norske Bank ASA                                       36,100       138,201
Norske Hydro SA                                            7,600       286,909
                                                                  ------------
                                                                       425,110
                                                                  ------------
PORTUGAL -- 0.9%
Portugal Telecom SA                                       30,000       384,352
                                                                  ------------
SINGAPORE -- 1.7%
Creative Technology Ltd.                                  13,300       421,865

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
SINGAPORE (CONTINUED)
Fraser & Neave Ltd. Ordinary Shares                       52,000  $    148,233
Keppel Corp. Ltd. Ordinary Shares                        128,000       142,812
Sembcorp Industries Ltd. Ordinary Shares                     153           156
                                                                  ------------
                                                                       713,066
                                                                  ------------
SPAIN -- 3.7%
Endesa SA                                                 11,428       261,904
Grupo Empresarial Ence SA                                  8,000       160,242
Repsol SA                                                 12,100       265,041
Telefonica SA*                                            35,300       891,009
                                                                  ------------
                                                                     1,578,196
                                                                  ------------
SWEDEN -- 2.6%
Ericsson AB                                                4,900       429,576
Europolitian Holdings                                      9,000       193,356
Foreningsparbanken AB - A Shares                          24,900       337,940
SKF AB - A Shares                                          5,500       121,974
                                                                  ------------
                                                                     1,082,846
                                                                  ------------
SWITZERLAND -- 7.9%
Ares-Serono Group, Class B                                   145       545,100
Ascom Holding AG Bearer Shares                               165       649,021
Cie Finance Richemont-Uts "A"                                140       355,213
Credit Suisse Group Registered Shares                      1,380       274,309
Forbo Holdings AG Registered Shares                          300       117,283
Grands Magasins Jelmoli SA                                   260       374,574
Helvetia Patria Holding Registered Shares                    410       283,395
Hilti AG-PC                                                  370       286,632
Nestle Registered Shares                                     180       322,123
Schweizersche Lebensversicherungs-Und Rentenanstalt          280       154,528
                                                                  ------------
                                                                     3,362,178
                                                                  ------------
UNITED KINGDOM -- 17.9%
Alliance Unichem PLC                                      26,800       158,002
Arm Holdings PLC                                           3,800       229,481
Astrazeneca PLC                                            8,400       339,834
BP Amoco PLC                                              67,600       617,739
BPB Industries PLC                                        30,800       153,733
Barclays PLC Ordinary Shares                              22,700       601,148
Barratt Developments PLC Ordinary Shares                  56,600       213,291
Britannic PLC                                             26,000       359,806
British American Tobacco Ordinary Shares                  38,000       209,046
British Telecommunications PLC                            16,600       310,793
Enterprise Oil PLC Ordinary Shares                        28,400       203,297
FKI Babcock                                               42,600       156,461
London & Scotland Marine Oil (Lasmo PLC)                 152,500       293,415
Rio Tinto PLC Ordinary Shares                             13,000       218,017
Royal Bank of Scotland Group PLC                          39,908       586,930
Sage Group PLC                                            20,800       233,159

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Scottish Newcastle Breweries PLC Ordinary Shares          27,300  $    190,420
Signet Group PLC*                                        638,000       543,875
Smith and Nephew Associated PLC                          112,000       322,568
Smiths Industries                                         20,000       243,631
Tesco PLC Ordinary Shares                                100,000       332,622
United Utilities PLC                                      24,000       250,482
Vodafone Group PLC                                       109,900       610,275
Wimpey (George) PLC                                      139,000       224,804
                                                                  ------------
                                                                     7,602,829
                                                                  ------------
TOTAL EQUITIES (COST $37,587,680)                                   42,207,951
                                                                  ------------

                                                          PAR
                                  RATE      MATURITY     VALUE
                                 -------  ------------  -------
SHORT-TERM INVESTMENTS -- 0.2%
U.S. GOVERNMENT AGENCY -- 0.2%
FNMA Discount Note+=/=           6.698%   06/08/2000    $100,000        98,753
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (COST $98,891)                             98,753
                                                                  ------------

TOTAL INVESTMENTS -- 99.6% (COST $37,686,571)                     $ 42,306,704
OTHER ASSETS, LESS LIABILITIES -- 0.4%                                 182,808
                                                                  ------------
NET ASSETS -- 100.0%                                              $ 42,489,512
                                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS:

*    Non-income producing security.
+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Equity Fund (the "Fund") is a separate, diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish International Management Company, L.L.C. ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. SIMCO voluntarily agreed to limit total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% of the Fund's average daily net assets for the six months ended March 31, 2000. Pursuant to this agreement, for the six months ended March 31, 2000, SIMCO voluntarily waived a portion of its investment advisory fee in the amount of $81,561. This agreement is voluntary and temporary and may be discontinued or revised by SIMCO at any time. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of Standish Ayer & Wood, Inc. the parent company SIMCO.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments for the six months ended March 31, 2000 were as follows:

                                                                   PURCHASES      SALES
                                                                  -----------  -----------
         U.S. Government Securities                               $        --  $        --
                                                                  ===========  ===========
         Investments (non-U.S.Government Securities)              $25,145,262  $24,110,452
                                                                  ===========  ===========

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2000       YEAR ENDED
                                                                    (UNAUDITED)     SEPTEMBER 30, 1999
                                                                  ----------------  ------------------
         Shares sold                                                   113,699            158,473
         Shares issued to shareholders in payment of
           distributions declared                                      118,156             36,030
         Shares redeemed                                              (151,181)          (378,286)
                                                                     ---------          ---------
         Net increase (decrease)                                        80,674           (183,783)
                                                                     =========          =========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2000, two shareholders held of record approximately 15% and 13% of the total outstanding shares of the Fund, respectively.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2000, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $  37,686,571
                                                                       =============
         Gross unrealized appreciation                                     6,473,618
         Gross unrealized depreciation                                    (1,853,485)
                                                                       -------------
         Net unrealized appreciation                                   $   4,620,133
                                                                       =============

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contracts terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      During the six months ended March 31, 2000, the Fund did not write any option transactions, nor were there any open written option contracts at March 31, 2000.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At March 31, 2000, the Fund held the following forward foreign currency exchange contracts.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                   LOCAL PRINCIPAL    CONTRACT       MARKET        AGGREGATE    UNREALIZED
         CONTRACTS TO RECEIVE                          AMOUNT        VALUE DATE       VALUE       FACE AMOUNT      GAIN
         ------------------------------------------------------------------------------------------------------------------
         Japanese Yen                               31,949,000        6/26/2000     $ 315,787      $ 309,884      $ 5,903

                                                   LOCAL PRINCIPAL    CONTRACT       MARKET        AGGREGATE     UNREALIZED
         CONTRACTS TO DELIVER                          AMOUNT        VALUE DATE       VALUE       FACE AMOUNT       LOSS
         -------------------------------------------------------------------------------------------------------------------
         Japanese Yen                               15,500,000        6/26/2000     $ 153,268      $ 148,155      $ (5,113)

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At March 31, 2000, the Fund held the following open financial futures contracts:

                                                                         UNDERLYING FACE
         CONTRACT                       POSITION     EXPIRATION DATE     AMOUNT AT VALUE     UNREALIZED GAIN
         ---------------------------------------------------------------------------------------------------
         Topix Futures (1 contract)      Long          06/14/2000           $166,066            $5,369

(7)   LINE OF CREDIT:

      The Fund, other funds in the Trust and subtrusts in the Standish Ayer & Wood Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $25 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2000 the expense related to this commitment fee was $350 for the Fund. During the six months ended March 31, 2000, the Fund had no borrowings under the credit facility.

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